Earnings (Loss) Per Share - Potential Common Stock Equivalents Excluded from Calculation of Diluted Net Loss Per Share (Details) - shares	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	2,321,966	246,634,217
OpCo Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	0	216,801,480
Class P Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	0	12,441,594
HSKB II Class 1 Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	0	13,371,074
HSKB II Class 1 Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	1,957,685	1,891,249
HSKB II Phantom Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	364,281	369,741
HoldCo Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	0	1,231,368
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	0	246,749
LTIP Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	0	24,706
Class A Common Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	0	256,256